FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Financial instruments measured at amortized cost (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	€ 27,556	€ 26,944
Trade payables | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	7,504	4,327
Accrued liabilities | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	13,983	14,817
Convertible debt | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	2,445	6,648
Lease obligations on right of use assets | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	3,277	638
Other liabilities | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	347	405
Loans payable | Financial liabilities as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities		109
Trade receivables | Financial assets as subsequently measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Assets	€ 18,641	€ 16,231